Capital Structure Management (Tables)	12 Months Ended
Aug. 31, 2018
Capital Structure Management [Abstract]
Schedule Of Capital Structure Management

	2018	2017
	$	$
Cash	(384)	(507)
Short-term borrowings	40	–
Long-term debt repayable at maturity	4,350	4,342
Share capital	4,349	4,090
Contributed surplus	27	30
Retained earnings	1,619	2,164
	10,001	10,119